Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Cost	$ 180,571	$ 188,703
Accumulated amortization	113,502	99,079
Net book value	67,069	89,624
Computer hardware [Member]
Cost	38,713	38,713
Accumulated amortization	37,619	37,115
Net book value	1,094	1,598
Computer software [Member]
Cost	1,950	1,950
Accumulated amortization	1,950	1,950
Net book value	0	0
Office furniture [Member]
Cost	11,828	11,828
Accumulated amortization	7,634	6,745
Net book value	4,194	5,083
Automobile [Member]
Cost		8,669
Accumulated amortization		3,812
Net book value		4,857
Equipment [Member]
Cost	52,932	52,395
Accumulated amortization	42,741	42,743
Net book value	10,191	9,652
Shop equipment [Member]
Cost	22,009	22,009
Accumulated amortization	7,503	1,287
Net book value	14,506	20,722
Shop equipment under capital leases [Member]
Cost	53,139	53,139
Accumulated amortization	16,055	5,427
Net book value	$ 37,084	$ 47,712